Condensed Consolidated Statements of Operations - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Recurring services	$ 480.8	$ 438.2	$ 598.5	$ 558.5	$ 559.3
Professional services and other	65.3	50.2	72.3	64.9	52.3
Total revenue	546.1	488.4	670.8	623.4	611.6
Cost of revenue:
Recurring services	149.3	145.8	196.8	214.4	211.0
Professional services and other	98.7	102.8	135.8	115.6	91.6
Product development and management	43.3	31.8	43.6	43.3	44.0
Depreciation and amortization	25.7	23.2	31.3	23.1	18.0
Total cost of revenue	317.0	303.6	407.5	396.4	364.6
Gross profit	229.1	184.8	263.3	227.0	247.0
Costs and expenses:
Selling, general, and administrative	200.3	161.0	223.0	225.3	235.5
Other (income) expense, net	(2.5)	6.9	7.3	12.9	27.8
Operating profit	31.3	16.9	33.0	(11.2)	(16.3)
Interest expense, net	74.4	65.3	87.1	87.4	87.8
Income (loss) from continuing operations before income taxes	(43.1)	(48.4)	(54.1)	(98.6)	(104.1)
Income tax (benefit) expense	5.8	3.8	(49.6)	6.7	4.3
Income (loss) from continuing operations	(48.9)	(52.2)	(4.5)	(105.3)	(108.4)
(Loss) income from discontinued operations	(14.8)	(2.4)	(6.0)	12.5	3.7
Net income (loss)	(63.7)	(54.6)	(10.5)	(92.8)	(104.7)
Net income (loss) attributable to noncontrolling interest	(0.5)	(0.4)	(1.3)	0.1
Net income (loss) attributable to Ceridian	$ (63.2)	$ (54.2)	$ (9.2)	$ (92.9)	$ (104.7)
Net income (loss) per share:
Basic	$ (0.67)	$ (1.07)
Diluted	$ (0.67)	$ (1.07)
Net loss per share attributable to Ceridian - basic and diluted (Note 20)			$ (0.46)	$ (1.65)	$ (1.61)
Weighted average shares outstanding:
Basic	105,730,178	65,181,373	65,204,960	64,988,338	64,924,845
Diluted	105,730,178	65,181,373	65,204,960	64,988,338	64,924,845
Weighted-average shares used to compute net loss per share attributable to Ceridian - basic and diluted (Note 20)	105,730,178	65,181,373	65,204,960	64,988,338	64,924,845